Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (1,849,289)	$ (264,445)	¥ 313,160
Adjustments to reconcile net loss to net cash generated from operating activities:
Depreciation expense	3,570	511	5,323
Amortization of intangible assets	4,782	684	50,304
Non-cash operating lease expense	9,036	1,292	29,146
Early termination of operating lease	705	101	1,545
Provision for allowance for credit losses on financial assets	1,685,332	240,999	45,184
Impairment loss on goodwill and intangible assets			355,903
Compensation expenses associated with stock options	1,173	168	15,517
Gain on disposal of property, plant and equipment	(5,422)	(775)	(406)
Fair value change of other current assets and other non-current assets	8,825	1,262	8,827
Investment (income) loss	317	45	(337)
Net (gain) loss on disposal of subsidiaries	47,364	6,773	(896,977)
Derecognition of a contingent consideration	17,627	2,521	(4,089)
Interest accrued for other receivables (loan receivables) and prepayment for investment	(13,735)	(1,964)	(9,433)
Share of income and impairment of affiliates, net	1,225	175	9,131
Deferred taxes	(10,320)	(1,476)	97,970
Property, plant and equipment written off			3,289
interest repayment for short term loan			(94)
Interest paid	(33)	(5)
Changes in operating assets and liabilities:
Accounts receivable and contract assets	69,931	10,000	55,694
Insurance premium receivables			96,096
Other receivables	(168,759)	(24,132)	(265,175)
Other current assets	(133,217)	(19,050)	10,204
Other non-current assets	218,716	31,276	1,971
Accounts payable and accrued commissions	(63,348)	(9,059)	(89,347)
Contract liabilities	42	6
Inventories	(4,021)	(575)
Insurance premium payables	(28)	(4)
Other payables and accrued expenses	156,789	22,420	318,587
Amount due to related parties	(1,360)	(194)
Accrued payroll	6,294	900	1,413
Income taxes payable	(8,383)	(1,199)	(20,592)
Lease liabilities	(9,746)	(1,394)	(29,052)
Other current liabilities			(3,158)
Other tax liabilities	3,929	562	(1,981)
Net cash generated from operating activities	(32,004)	(4,577)	98,623
Cash flows from investing activities:
Purchase of short term investments	(17,037)	(2,436)	(289,694)
Proceeds from disposal of short term investments	3,295	471	248,063
Proceeds from disposal of an investment	11,629	1,663
Purchase of property, plant and equipment	(2,925)	(418)	(4,241)
Proceeds from disposal of property, plant, and equipment	12,323	1,762	3,122
Disposal of subsidiaries, net of cash disposed	(100,762)	(14,409)	(37,632)
Cash paid out for loan receivables from third parties			(111,000)
Cash received for loan receivables from third parties			15,500
Purchase of intangible assets			(637)
Investment to other investments			(2,586)
Proceeds from disposal of other investments	1,800	257
Loan to related parties	(5,587)	(799)
Loan from related parties	37,865	5,415
Acquisition of subsidiary, net of cash acquired	2,513	359
Net cash used in investing activities	(56,886)	(8,135)	(179,105)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares	4,196	600	94
Proceeds from bank borrowings and other borrowings	75,843	10,846	36,601
Repayment of bank borrowings and other borrowings	(100,180)	(14,326)
Proceeds on exercise of stock options	73	10	75
Acquisition of non-controlling interests in subsidiaries			(3,795)
Net cash generated from (used in) financing activities	(20,068)	(2,870)	32,975
Net decrease in cash and cash equivalents, and restricted cash	(108,958)	(15,582)	(47,507)
Cash and cash equivalents and restricted cash at beginning of period	105,315	15,060	370,396
Effect of exchange rate changes on cash and cash equivalents	5,182	742	916
Cash and cash equivalents and restricted cash at the end of period	1,539	220	323,805
Cash and cash equivalents at the end of the period	1,539		270,178
Restricted cash at the end of the period			53,627
Total of cash and cash equivalents and restricted cash at the end of period	1,539		323,805
Supplemental disclosure of cash flow information:
Interests paid	(33)	(5)
Supplemental disclosure of non-cash flow information:
Right-of-use assets obtained in exchange for lease obligations	(9,399)	(1,344)	(10,233)
Acquisition of subsidiaries through issuing ordinary shares	¥ (2,513)	$ (359)